Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets (Liabilities)

The major components of consolidated net deferred income tax assets (liabilities) recognized in our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Net deferred income tax assets	11,582	14,643
Net deferred income tax liabilities	(75)	(60)
Net balances at the end of the year	11,507	14,583

Summary of Components of Net Deferred Income Tax Assets (Liabilities)

The components of our consolidated net deferred income tax assets (liabilities) as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Net deferred income tax assets:
Accumulated provision for expected credit losses	3,990	3,618
Lease liability over ROU assets under IFRS 16(1)	3,185	3,240
Unearned revenues	2,781	3,914
Depreciation due to shortened estimated useful life of assets	2,550	2,480
Pension and other employee benefits	1,680	2,607
Unrealized foreign exchange losses	1,605	1,404
Unamortized past service pension costs	1,439	1,908
Accumulated write-down of inventories to net realizable values	284	371
NOLCO	13	266
Excess MCIT over RCIT	13	13
Taxes and duties capitalized	(176)	(167)
Derivative financial instruments	265	(203)
Customer list and trademark	(456)	(361)
Capitalized charges and others	(5,591)	(4,447)
Total deferred income tax assets – net	11,582	14,643
Net deferred income tax liabilities:
Investment property	388	389
Unrealized foreign exchange gains	7	22
Accumulated provision for expected credit losses	(194)	(173)
Others	(126)	(178)
Total deferred income tax liabilities - net	75	60

(1) As at December 31, 2025 and 2024, the deferred tax asset on lease liability amounted to Php15,731 million and Php13,234 million, respectively while the deferred tax liability on right of use asset amounted to Php12,546 million and Php9,994 million, respectively.

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Net balances at beginning of the year	14,583	18,007
Movement charged directly to other comprehensive income (loss)	663	60
Provision for deferred income tax	(3,710)	(3,401)
Others	(29)	(83)
Net balances at end of the year	11,507	14,583

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	8,090	11,449
Deferred income tax assets to be recovered within 12 months	3,492	3,194
Net deferred income tax assets	11,582	14,643

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	123	106
Deferred income tax liabilities to be settled within 12 months	(48)	(46)
Net deferred income tax liabilities	75	60

Summary of Provision for Income Tax

Provision for income tax for the years ended December 31, 2025, 2024 and 2023 consists of:

	2025	2024	2023
	(in million pesos)
Current	5,111	6,200	7,964
Deferred (Note 3)	3,710	3,401	1,206
	8,821	9,601	9,170

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	9,422	10,136	8,667
Tax effects of:
Nondeductible expenses	220	12	326
Equity share in net losses of associates and joint ventures	104	207	701
NOLCO/MCIT expiration	63	1	25
Loss (income) not subject to income tax	(76)	57	(97)
Income subject to final tax	(135)	(172)	(251)
Net movement in unrecognized deferred income tax assets and other adjustments	(178)	(127)	338
Special deductible items and income subject to lower tax rate	(243)	(210)	(163)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(356)	(303)	(376)
Actual provision for income tax	8,821	9,601	9,170

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Accumulated provision for expected credit losses	2,001	1,266
NOLCO	718	1,208
Provisions	621	25
Customer list and trademark	365	428
Derivative financial instruments	56	35
Lease liability over ROU assets under IFRS 16	21	3
Accumulated write-down of inventories to net realizable values	15	15
Unearned revenues	10	9
Excess MCIT over RCIT	6	2
Depreciation due to shortened estimated useful life of assets	—	169
Pension and other employee benefits	(15)	(5)
Unrealized foreign exchange (gains) losses	(79)	50
	3,719	3,205
Unrecognized deferred income tax assets	934	803

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2025 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2021(1)	December 31, 2026	—	41
December 30, 2023	December 31, 2026	1	628
December 31, 2024	December 31, 2027	13	54
December 31, 2025	December 31, 2028	18	102
		32	825
Consolidated tax benefits		32	206
Consolidated unrecognized deferred income tax assets		(6)	(183)
Consolidated recognized deferred income tax assets		26	23

(1) Under R.A. 11494.